UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2012

1.803304.108

TAX-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 70.6%
	Principal Amount (000s)	Value (000s)
Alabama - 3.3%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,230	$ 5,230
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 0.16% 7/2/12, VRDN (c)	7,200	7,200
Series 1995 C, 0.21% 7/2/12, VRDN (c)	14,500	14,500
Series 1995 D, 0.19% 7/2/12, VRDN (c)	7,000	7,000
Series 1995 E, 0.2% 7/2/12, VRDN (c)	10,500	10,500
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.2% 7/6/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,750	14,750
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.18% 7/2/12, VRDN (c)	18,000	18,000
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,975	15,975
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.18% 7/6/12, LOC UBS AG, VRDN (c)	9,265	9,265
		102,420
Arizona - 0.5%
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.2% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,400	1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,600	6,600
Series Putters 3708Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,250	4,250
		15,250
Arkansas - 0.5%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.33% 7/6/12, LOC Bank of America NA, VRDN (c)	14,490	14,490

	Principal Amount (000s)	Value (000s)
California - 1.6%
California Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4209, 0.18% 7/2/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 12,800	$ 12,800
Chabot-Las Positas Cmnty. College District Participating VRDN Series WF 11 46C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,000	2,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.27% 7/6/12 (Liquidity Facility Deutsche Bank AG) (c)(f)	8,500	8,500
Series Putters 4200, 0.23% 7/2/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,900	1,900
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series ROC II R 12322, 0.2% 7/2/12 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Series ROC II R 12326, 0.2% 7/2/12 (Liquidity Facility Citibank NA) (c)(f)	4,435	4,435
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3931, 0.18% 7/2/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,000	9,000
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.3% 7/6/12 (Liquidity Facility Bank of America NA) (c)(f)	4,980	4,980
Richmond Wastewtr. Rev. Series 2008 A, 0.18% 7/6/12, LOC Union Bank of California, VRDN (c)	2,000	2,000
		49,515
Colorado - 2.9%
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.19% 7/2/12, LOC Wells Fargo Bank NA, VRDN (c)	14,320	14,320
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	16,000	16,000
Series EGL 07 0040, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	11,700	11,700
Series ROC II R 12312, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	9,700	9,700
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.2% 7/6/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	16,010	16,010
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 14,110	$ 14,110
Series 2008 A2, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,090	9,090
		90,930
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Masonicare Corp. Proj.) Series D, 0.19% 7/2/12, LOC Wells Fargo Bank NA, VRDN (c)	2,400	2,400
Participating VRDN Series Putters 3363, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,315	2,315
		4,715
Delaware - 0.6%
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	12,805	12,805
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.18% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		17,005
District Of Columbia - 0.9%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.4% 7/6/12, LOC Bank of America NA, VRDN (c)	1,935	1,935
(American Univ. Proj.) Series 2008, 0.18% 7/2/12, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Defenders of Wildlife Proj.) 0.4% 7/6/12, LOC Bank of America NA, VRDN (c)	195	195
(Friends Legal Svcs. Corp. Proj.) 0.4% 7/6/12, LOC Bank of America NA, VRDN (c)	205	205

	Principal Amount (000s)	Value (000s)
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,000	$ 4,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	2,575	2,575
		26,465
Florida - 7.4%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 0.26% 7/2/12, LOC Bank of America NA, VRDN (c)	14,065	14,065
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	20,330	20,330
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.4% 7/6/12, LOC Bank of America NA, VRDN (c)	12,800	12,800
Florida Board of Ed. Participating VRDN Series MT 787, 0.26% 7/6/12 (Liquidity Facility Bank of America NA) (c)(f)	10,230	10,230
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,005	15,005
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.2% 7/6/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.18% 7/6/12, LOC Fannie Mae, VRDN (c)	1,050	1,050
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,625	5,625
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.17% 7/2/12, LOC Wells Fargo Bank NA, VRDN (c)	5,990	5,990
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.25% 7/6/12, LOC Bank of America NA, VRDN (c)	19,495	19,495
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.29% 7/6/12, LOC Bank of America NA, VRDN (c)	2,900	2,900
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.33% 7/6/12, LOC Bank of America NA, VRDN (c)	6,865	6,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.16% 7/6/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	$ 8,600	$ 8,600
Palm Beach County Rev.:
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.18% 7/6/12, LOC Northern Trust Co., VRDN (c)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.33% 7/6/12, LOC Bank of America NA, VRDN (c)	18,245	18,245
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.39% 7/6/12, LOC Bank of America NA, VRDN (c)	2,200	2,200
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	6,930	6,930
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.18% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	5,475	5,475
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.19% 7/2/12, LOC Wells Fargo Bank NA, VRDN (c)	11,260	11,260
Series 2009 B, 0.19% 7/2/12, LOC Wells Fargo Bank NA, VRDN (c)	29,905	29,905
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.2% 7/2/12 (Liquidity Facility Citibank NA) (c)(f)	16,190	16,190
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,975	7,975
		230,105
Georgia - 1.6%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.2% 7/6/12, LOC Freddie Mac, VRDN (c)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	2,700	2,700
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.18% 7/6/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,620	6,620
Series WF 11 134C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	11,560	11,560

	Principal Amount (000s)	Value (000s)
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 12,380	$ 12,380
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	12,475	12,475
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	3,120	3,120
		50,355
Hawaii - 1.1%
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,665	6,665
Series ROC II R 11021 PB, 0.38% 7/6/12 (Liquidity Facility Deutsche Postbank AG) (c)(f)	20,160	20,160
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.18% 7/6/12, LOC Freddie Mac, VRDN (c)	8,600	8,600
		35,425
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.18% 7/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	3,235	3,235
Illinois - 5.1%
Chicago Wtr. Rev.:
Series 2004 A1, 0.19% 7/6/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	22,250	22,250
Series 2004 A2, 0.19% 7/6/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,480	19,480
DuPage County Rev. (Morton Arboretum Proj.) 0.29% 7/6/12, LOC Bank of America NA, VRDN (c)	24,050	24,050
Illinois Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 12278, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	3,195	3,195
Illinois Fin. Auth. Rev.:
(Concordia Univ. Proj.) Series 2009, 0.19% 7/6/12, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	14,700	14,700
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.2% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
(Museum of Science & Industry Proj.) Series 2009 C, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	9,670	9,670
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.19% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,000	$ 2,000
(Provena Health Proj.) Series 2010 D, 0.18% 7/6/12, LOC Union Bank of California, VRDN (c)	2,900	2,900
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.27% 7/6/12, LOC Bank of America NA, VRDN (c)	4,600	4,600
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.16% 7/2/12, LOC Wells Fargo Bank NA, VRDN (c)	2,600	2,600
Participating VRDN:
Series BC 11 16B, 0.2% 7/6/12 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,950
Series EGL 06 115, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	3,615	3,615
Series Putters 3174, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,130	1,130
Series Putters 3378, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series Putters 3379, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	4,500	4,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series MT 773, 0.26% 7/6/12 (Liquidity Facility Bank of America NA) (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3216, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	10,000	10,000
Series MS 3219, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	15,000	15,000
		160,430
Indiana - 1.3%
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.29% 7/6/12, LOC Bank of America NA, VRDN (c)	5,000	5,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Series 1997 B, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000

	Principal Amount (000s)	Value (000s)
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series B, 0.17% 7/2/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 5,425	$ 5,425
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.18% 7/6/12, LOC Northern Trust Co., VRDN (c)	8,300	8,300
		40,725
Iowa - 0.2%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.19% 7/6/12, LOC Northern Trust Co., VRDN (c)	7,255	7,255
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.16% 7/6/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,300	6,300
Louisiana - 1.2%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	6,665	6,665
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2006, 0.15% 7/2/12, VRDN (c)	5,000	5,000
Series 2007, 0.15% 7/2/12, VRDN (c)	8,050	8,050
Series 2008 B, 0.15% 7/2/12, VRDN (c)	7,900	7,900
(C-Port LLC Proj.) Series 2008, 0.33% 7/6/12, LOC Bank of America NA, VRDN (c)	4,000	4,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 B, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
Series 2010, 0.17% 7/6/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	3,500	3,500
		37,015
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.19% 7/6/12, LOC Fannie Mae, VRDN (c)	1,900	1,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series BBT 08 46, 0.16% 7/6/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	$ 3,820	$ 3,820
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
		13,505
Massachusetts - 3.2%
Massachusetts Bay Trans. Auth. Series 1999, 0.25% 7/6/12 (Massachusetts Gen. Oblig. Guaranteed), VRDN (c)	4,325	4,325
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.21% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	72,850	72,853
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series EGL 07 0092, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series MS 30911, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,630	2,630
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series EGL 06 0054, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
		99,808
Michigan - 0.5%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.19% 7/6/12, LOC Comerica Bank, VRDN (c)	5,480	5,480
Eastern Michigan Univ. Revs. Series 2009 B, 0.16% 7/2/12, LOC JPMorgan Chase Bank, VRDN (c)	2,200	2,200
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.2% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
		14,300

	Principal Amount (000s)	Value (000s)
Minnesota - 0.9%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.17% 7/6/12, LOC Freddie Mac, VRDN (c)	$ 5,350	$ 5,350
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.18% 7/6/12, LOC Fannie Mae, VRDN (c)	21,550	21,550
		26,900
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.32% 7/6/12, LOC Bank of America NA, VRDN (c)	10,150	10,150
Missouri - 1.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 A2, 0.16% 7/2/12, LOC Wells Fargo Bank NA, VRDN (c)	3,000	3,000
Participating VRDN Series EGL 07 0001, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 2011 B:
0.18% 7/2/12, LOC Northern Trust Co., VRDN (c)	2,000	2,000
0.3% 7/2/12, LOC Bank of America NA, VRDN (c)	17,400	17,400
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.19% 7/6/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	9,745	9,745
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,200	5,200
		45,345
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	16,000	16,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series WF 11 143C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	9,845	9,845
		25,845
Nevada - 1.4%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	6,100	6,100
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.18% 7/6/12, LOC Union Bank of California, VRDN (c)	12,500	12,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.16% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 13,785	$ 13,785
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.2% 7/6/12, LOC Union Bank of California, VRDN (c)	10,900	10,900
		43,285
New Mexico - 1.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	30,070	30,070
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
		33,070
New York - 4.5%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	19,800	19,800
Series ROC II R 11916, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	1,245	1,245
Series 2012 B, 0.13% 7/2/12 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	46,000	46,000
Series 2012 B2, 0.14% 7/2/12 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (c)	1,100	1,100
Series 2012 B3, 0.13% 7/2/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	2,300	2,300
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.2% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	3,800	3,800
Series WF 11-21C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,000	1,000
Series 2003 A4, 0.13% 7/2/12 (Liquidity Facility TD Banknorth, NA), VRDN (c)	4,000	4,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,225	2,225

	Principal Amount (000s)	Value (000s)
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.25% 7/6/12, LOC Bank of America NA, VRDN (c)	$ 13,000	$ 13,000
Participating VRDN Series EGL 07 0003, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,185	3,185
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.17% 7/6/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	22,800	22,800
		140,440
North Carolina - 2.4%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	2,745	2,745
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.19% 7/6/12, LOC Rabobank Nederland New York Branch, VRDN (c)	4,110	4,110
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.27% 7/6/12, LOC Bank of America NA, VRDN (c)	4,885	4,885
(High Point Univ. Rev.) Series 2006, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	5,010	5,010
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	1,900	1,900
Series EGL 07 0015, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series EGL 7053004 Class A, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	13,105	13,105
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.16% 7/6/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,500	3,500
North Carolina Gen. Oblig. Series 2002 E, 0.2% 7/6/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,800	3,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.):
Series 2009 B, 0.18% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,000	$ 1,000
Series 2009 C, 0.18% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	16,315	16,315
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.62% 7/6/12, LOC Cr. Industriel et Commercial, VRDN (c)	1,400	1,400
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
		75,710
Ohio - 0.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.22% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.16% 7/6/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,210	5,210
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	70	70
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.16% 7/2/12, VRDN (c)	1,265	1,265
		16,345
Oregon - 0.6%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Port of Portland Arpt. Rev. Series 2009 A1, 0.28% 7/6/12, LOC Bank of America NA, VRDN (c)	15,185	15,185
		18,185
Pennsylvania - 2.5%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	6,570	6,570

	Principal Amount (000s)	Value (000s)
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	$ 1,595	$ 1,595
Allegheny County Indl. Dev. Auth. Rev. (Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	2,100	2,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	900	900
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.18% 7/6/12, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,500	3,500
Haverford Township School District Series 2009, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (c)	965	965
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.19% 7/2/12, LOC JPMorgan Chase Bank, VRDN (c)	4,620	4,620
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	5,665	5,665
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.18% 7/6/12, LOC Fannie Mae, VRDN (c)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.18% 7/6/12, LOC Fannie Mae, VRDN (c)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	3,200	3,200
(King's College Proj.) Series 2002 J3, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	1,125	1,125
Participating VRDN Series WF 11 26C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,000	2,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B1, 0.16% 7/6/12, LOC Barclays Bank PLC, VRDN (c)	2,150	2,150
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	6,200	6,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Somerset County Gen. Oblig.:
Series 2009 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	$ 3,440	$ 3,440
Series 2009 C, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	1,100	1,100
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	5,175	5,175
Wilkes Barre Gen. Oblig. Series 2004 B, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (c)	2,130	2,130
		76,840
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 B, 0.17% 7/6/12, LOC TD Banknorth, NA, VRDN (c)	6,000	6,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.27% 7/6/12, LOC Bank of America NA, VRDN (c)	2,600	2,600
		8,600
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.19% 7/2/12, LOC Wells Fargo Bank NA, VRDN (c)	4,500	4,500
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	17,400	17,400
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.29% 7/6/12, LOC Bank of America NA, VRDN (c)	7,969	7,969
(Newberry College Proj.) Series 2008, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	11,995	11,995
		41,864
Tennessee - 2.4%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2008 E1A, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Series 2009 E8A, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Series 2009 E9A, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	8,210	8,210

	Principal Amount (000s)	Value (000s)
Series E7A, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,190	$ 5,190
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.55% 7/6/12, LOC Bank of America NA, VRDN (c)	4,300	4,300
Series 2004, 0.45% 7/2/12, LOC Bank of America NA, VRDN (c)	1,315	1,315
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.19% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,500	3,500
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.18% 7/6/12, LOC Freddie Mac, VRDN (c)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.29% 7/6/12, LOC Bank of America NA, VRDN (c)	23,895	23,895
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.5% 7/6/12, LOC Bank of America NA, VRDN (c)	1,005	1,005
Series 2002, 0.45% 7/2/12, LOC Bank of America NA, VRDN (c)	100	100
Series 2004, 0.45% 7/2/12, LOC Bank of America NA, VRDN (c)	950	950
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.21% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
		75,735
Texas - 10.2%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,190	10,190
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,135	10,135
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	3,485	3,485
Birdville Independent School District Participating VRDN Series MT 720, 0.26% 7/6/12 (Liquidity Facility Bank of America NA) (c)(f)	6,000	6,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.18% 7/6/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,630	2,630
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	19,055	19,055
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,835	14,835
Series Putters 3742, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.3% 7/6/12, LOC Bank of America NA, VRDN (c)	1,900	1,900
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.21% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,885	7,885
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.2% 7/6/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,385	10,385
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.2% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.21% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
Series ROC II R 10360, 0.2% 7/2/12 (Liquidity Facility Citibank NA) (c)(f)	28,695	28,695
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.26% 7/6/12 (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180

	Principal Amount (000s)	Value (000s)
Series ROC II R 12323, 0.2% 7/2/12 (Liquidity Facility Citibank NA) (c)(f)	$ 13,150	$ 13,150
Series ROC II R 12324, 0.2% 7/2/12 (Liquidity Facility Citibank NA) (c)(f)	5,360	5,360
Klein Independent School District Participating VRDN Series WF 11 51 C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,000	5,000
Leander Independent School District Participating VRDN Series BC 10 28W, 0.2% 7/6/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series BA 08 1174, 0.26% 7/6/12 (Liquidity Facility Bank of America NA) (c)(f)	5,460	5,460
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series BBT 08 26, 0.16% 7/6/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,285	5,285
Series Putters 3688Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,605	4,605
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.19% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	5,300	5,300
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 06 5, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,500	4,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	5,410	5,410
Texas A&M Univ. Rev. Participating VRDN:
Series BC 10 39W, 0.2% 7/6/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,580	1,580
0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(f)	4,575	4,575
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig. Participating VRDN:
Series MT 784, 0.26% 7/6/12 (Liquidity Facility Bank of America NA) (c)(f)	$ 4,345	$ 4,345
Series Putters 3964, 0.18% 7/2/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	32,100	32,100
Series Solar 06 57, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,125	9,125
		318,610
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.19% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	1,110	1,110
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,530	5,530
		6,640
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	3,950	3,950
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,600	3,600
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.2% 7/6/12 (Liquidity Facility Citibank NA) (c)(f)	2,125	2,125
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.16% 7/6/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	7,465	7,465
		22,650
Washington - 4.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.16% 7/6/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,015	3,015
Series Putters 2866, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,280	7,280

	Principal Amount (000s)	Value (000s)
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 3,335	$ 3,335
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.2% 7/6/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
Univ. of Washington Univ. Revs. Participating VRDN:
Series BC 12 1, 0.2% 7/6/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,710	3,710
Series BC 12 7WX, 0.2% 7/6/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,500	5,500
Series Solar 07 94, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18% 7/6/12, LOC Wells Fargo Bank NA, VRDN (c)	7,175	7,175
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.23% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	37,230	37,230
Series GS 06 7T, 0.18% 7/6/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	22,460	22,460
Series Putters 3054, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,035	3,035
Series Putters 3539, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 7/6/12, LOC Union Bank of California, VRDN (c)	5,500	5,500
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.35% 7/2/12, LOC Bank of America NA, VRDN (c)	13,700	13,700
		137,074
West Virginia - 1.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.18% 7/6/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	15,800	15,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.): - continued
Series 2009 B, 0.17% 7/6/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 11,500	$ 11,500
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.19% 7/6/12, LOC Branch Banking & Trust Co., VRDN (c)	10,900	10,900
		38,200
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
		19,300
TOTAL VARIABLE RATE DEMAND NOTE		2,200,036
Other Municipal Debt - 32.2%

Arizona - 0.6%
Arizona Trans. Board Excise Tax Rev. Bonds Series 2011, 5% 7/1/13	2,135	2,236
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	5,500	5,500
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	6,400	6,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/12	2,500	2,500
Pima County Gen. Oblig. Bonds Series 2012 A, 1% 7/1/13	1,300	1,310
		17,946
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/12	2,850	2,859
California - 3.5%
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13 (b)	1,700	1,717
Series 2012 E, 2% 3/1/13 (b)	7,655	7,745
Series 2012 G, 2% 3/1/13 (b)	7,100	7,183
Fresno County Gen. Oblig. TRAN 2% 6/28/13 (b)	1,400	1,425

	Principal Amount (000s)	Value (000s)
Los Angeles County Gen. Oblig. TRAN:
Series 2012 A, 2% 2/28/13 (b)	$ 15,000	$ 15,179
Series 2012 B, 2% 3/29/13 (b)	15,500	15,708
Los Angeles Gen. Oblig. TRAN Series 2012 B, 2% 3/28/13 (b)	7,900	8,002
Los Angeles Unified School District TRAN Series 2012 A2, 1% 2/28/13 (b)	11,200	11,261
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13 (b)	6,800	6,891
Series 2012 B, 2% 6/28/13 (b)	3,000	3,053
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13 (b)	2,600	2,646
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,100	3,100
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 0.18% 9/28/12, LOC Wells Fargo Bank NA, CP	5,900	5,900
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,500	7,500
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13 (b)	11,700	11,968
		109,278
District Of Columbia - 0.2%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.2% tender 10/19/12, LOC JPMorgan Chase Bank, CP mode	6,600	6,600
Florida - 2.2%
Florida Board of Ed. Lottery Rev. Bonds Series 2010 C, 4% 7/1/12	1,000	1,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2004 B, 5% 6/1/13	1,400	1,461
Florida Dept. of Envir. Protection Rev. Bonds Series 2001 A, 5.5% 7/1/12	1,000	1,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	2,000	2,000
5.25% 7/1/12	13,840	13,840
Florida Local Govt. Fin. Cmnty. Series 2011 A, 0.2% 7/19/12, LOC JPMorgan Chase Bank, CP	6,500	6,500
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 5% 7/15/12	5,530	5,540
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.18% 7/12/12, LOC State Street Bank & Trust Co., Boston, CP	1,800	1,800
0.18% 7/19/12, LOC State Street Bank & Trust Co., Boston, CP	29,500	29,500
Miami-Dade County School District Bonds 5.375% 8/1/12	3,000	3,013
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Bonds Series 2011, 5% 10/1/12	$ 1,060	$ 1,072
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.28%, tender 1/25/13 (c)	1,900	1,900
		68,626
Georgia - 0.2%
DeKalb County Wtr. & Swr. Rev. Bonds Series 2006 B, 5% 10/1/12	2,000	2,023
Georgia Gen. Oblig. Bonds:
Series 2004 C, 5.5% 7/1/12	1,320	1,320
Series 2007 E, 5% 8/1/12	1,000	1,004
Series 2011 A, 3% 7/1/12	3,000	3,000
		7,347
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13 (b)	19,900	20,253
Maryland - 0.9%
Baltimore County Gen. Oblig. Series 2011:
0.15% 8/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	8,000	8,000
0.15% 9/10/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,200	2,200
0.18% 8/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	5,300	5,300
0.18% 8/20/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,900	4,900
Howard County Gen. Oblig. Bonds Series 2011 B, 3% 8/15/12	2,200	2,207
Maryland Gen. Oblig. Bonds:
First Series 2003 A, 5.25% 3/1/13	900	930
First Series 2005 B, 5% 2/15/13	1,350	1,391
First Series 2007, 5% 3/15/13	2,990	3,091
Maryland Trans. Auth. Grant Rev. Bonds Series 2007, 5% 3/1/13	1,500	1,547
		29,566
Michigan - 1.2%
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	7,400	7,417
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.27%, tender 1/25/13 (c)	9,700	9,700
0.27%, tender 1/25/13 (c)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C:
0.2% tender 7/9/12, CP mode	7,325	7,325
0.2% tender 7/16/12, CP mode	7,325	7,325
		36,907

	Principal Amount (000s)	Value (000s)
Minnesota - 1.1%
Minnesota Gen. Oblig. Bonds:
Series 2009 E, 5% 8/1/12	$ 1,200	$ 1,205
Series 2009 H, 5% 11/1/12 (Escrowed to Maturity)	1,000	1,016
Series 2010 D, 3% 8/1/12	2,200	2,205
Minnesota Pub. Facilities Auth. Rev. Bonds Series 2010 A, 5% 3/1/13	2,325	2,399
Univ. of Minnesota Gen. Oblig. Series 2007 C:
0.15% 8/6/12, CP	17,500	17,500
0.2% 7/17/12, CP	9,200	9,200
		33,525
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12 (c)(g)	3,800	3,800
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13 (b)	2,200	2,235
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series A:
0.16% 8/8/12, CP	10,500	10,500
0.18% 7/9/12, CP	6,350	6,350
0.18% 7/12/12, CP	10,850	10,850
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.18% 7/18/12, CP	15,000	15,000
0.2% 7/2/12, CP	7,700	7,700
		50,400
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.18% 9/13/12, LOC JPMorgan Chase Bank, CP	3,500	3,500
New York - 1.0%
New York Pwr. Auth. Series 2:
0.16% 8/28/12, CP	14,640	14,640
0.18% 10/19/12, CP	4,195	4,195
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	8,500	8,616
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	4,600	4,645
		32,096
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.18% 11/14/12, CP	1,600	1,600
North Carolina - 0.9%
Board of Governors of the Univ. of North Carolina Series D, 0.17% 8/6/12, CP	3,000	3,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Gen. Oblig. Series 2009, 0.2% 9/18/12 (Liquidity Facility Wells Fargo Bank NA), CP	$ 6,487	$ 6,487
Mecklenburg County Gen. Oblig. Bonds Series 2011 A, 3% 10/1/12	5,000	5,034
North Carolina Gen. Oblig. Bonds Series 2003 B, 5% 4/1/13	1,000	1,036
Raleigh Gen. Oblig. Bonds Series 2012 B, 2% 4/1/13	4,700	4,764
Wake County Gen. Oblig. Bonds Series 2007, 5% 3/1/13	2,000	2,064
Winston-Salem Ltd. Oblig. Bonds Series 2012 A, 2% 3/1/13	5,600	5,667
		28,052
Ohio - 1.7%
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/3/12 (c)	9,600	9,600
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.19% tender 9/25/12, CP mode	13,450	13,450
0.2% tender 10/11/12, CP mode	5,000	5,000
Series 2008 B6:
0.14% tender 7/19/12, CP mode	15,000	15,000
0.16% tender 9/13/12, CP mode	9,200	9,200
		52,250
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.16% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.19% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
		7,000
Oregon - 1.0%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.15% tender 8/6/12, CP mode	13,000	13,000
0.16% tender 7/12/12, CP mode	12,500	12,500
Series F, 0.14% tender 8/9/12, CP mode	5,000	5,000
		30,500
South Carolina - 0.8%
South Carolina Gen. Oblig. Bonds:
Series 2011 A, 5% 3/1/13	6,000	6,192
Series 2012 A, 4% 4/1/13	1,935	1,990
Series 2012 C, 4% 4/1/13	3,095	3,183

	Principal Amount (000s)	Value (000s)
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2010 B, 5% 1/1/13	$ 1,250	$ 1,279
Series 2010 A:
0.14% 8/10/12, CP	5,160	5,160
0.15% 7/19/12, CP	2,940	2,940
Spartanburg County School District No. 7 Bonds Series 2012, 4% 3/1/13	3,375	3,459
		24,203
Texas - 8.3%
Brownsville Util. Sys. Rev. Series A, 0.15% 7/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas County Gen. Oblig. Bonds Series 2011 A, 4% 8/15/12	3,370	3,386
Dallas Wtrwks. & Swr. Sys. Rev. Bonds:
Series 2003, 5.375% 10/1/12	1,500	1,519
Series 2010, 3% 10/1/12	1,000	1,007
Franklin Independent School District Bonds Series 2011, 0.75% 2/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,003
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (c)	4,400	4,409
Series A1, 0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,800	6,800
Series D:
0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,880	2,880
0.17% 8/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
TAN Series 2012:
1% 2/28/13	15,500	15,584
2% 2/28/13	2,700	2,733
Harris County Metropolitan Trans. Auth.:
Series A1:
0.17% 8/23/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
0.19% 7/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
Series A3:
0.2% 9/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.2% 9/20/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Gen. Oblig. Series A, 0.29% 7/6/12, LOC Union Bank of California, CP	3,700	3,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
0.19% 9/13/12, CP	5,230	5,230
0.19% 10/10/12, CP	6,000	6,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District Bonds Series 2007, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	$ 1,130	$ 1,164
Lower Colorado River Auth. Rev.:
0.18% 8/3/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
0.21% 8/14/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
Lubbock Health Facilities Dev. Corp. Rev. Bonds (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/12	10,960	10,960
Plano Independent School District Bonds Series 2010, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,000	2,060
San Antonio Wtr. Sys. Rev. Series 2001 Q, 0.28% 8/7/12, CP	1,750	1,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.31%, tender 1/25/13 (c)	6,200	6,200
Texas A&M Univ. Rev. Series 1993 B:
0.17% 11/8/12, CP	4,400	4,400
0.18% 9/18/12, CP	3,000	3,000
Texas Gen. Oblig.:
Series 2011 B:
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,000	5,000
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,500	2,500
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	3,500	3,500
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,400	2,400
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,400	1,400
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	3,500	3,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,900	5,900
TRAN Series 2011 A, 2.5% 8/30/12	66,595	66,848
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,036

	Principal Amount (000s)	Value (000s)
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2002 B, 5.25% 8/15/12	$ 2,100	$ 2,113
Series 2002 A, 0.16% 8/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,900	8,900
		257,782
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B, 0.19% 10/4/12 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B1:
0.15% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	4,600	4,600
0.2% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	750	750
Series 1997 B3, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,700	3,700
Series 1998 B4, 0.16% 8/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
Utah Gen. Oblig. Bonds Series 2010 A, 5% 7/1/12	1,500	1,500
		38,800
Virginia - 0.9%
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.2% 8/10/12, CP	15,000	15,000
0.2% 8/16/12, CP	3,500	3,500
Virginia Commonwealth Trans. Board Rev. Bonds Series 2001, 5% 5/15/13	5,965	6,213
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2008 B, 4% 8/1/12	3,005	3,015
Series 2010 B1, 4% 8/1/12	1,000	1,003
		28,731
Washington - 0.7%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2008 D, 5% 7/1/12	1,000	1,000
Series 2008 D, 5% 7/1/12	3,850	3,850
Seattle Gen. Oblig. Bonds:
Series 2008, 5% 12/1/12	1,000	1,020
Series 2011, 2.5% 3/1/13	3,775	3,833
Washington Gen. Oblig. Bonds:
Series 2007 C, 5% 7/1/13	1,000	1,047
Series 2008 C, 4.25% 1/1/13	1,000	1,020
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Rev. Bonds: (#2 Nuclear Proj.)
Series 1992 A, 6.3% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	$ 3,100	$ 3,100
5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	7,300	7,300
		22,170
Wisconsin - 2.8%
Milwaukee Gen. Oblig. RAN Series 2012 R1, 1.25% 12/4/12	2,100	2,110
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/13	1,600	1,664
Series 3, 5.3% 11/1/12	1,320	1,342
Series 2005 A:
0.15% 7/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
0.15% 8/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,616	15,616
0.17% 8/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,999	4,999
Series 2006 A:
0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000
0.19% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,700	3,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Ministry Health Care Proj.) Series 2012 A:
0.16% tender 8/6/12, LOC U.S. Bank NA, Cincinnati, CP mode	11,500	11,500
0.17% tender 8/1/12, LOC U.S. Bank NA, Cincinnati, CP mode	2,200	2,200
Wisconsin Trans. Rev.:
Series 1997 A, 0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000

	Principal Amount (000s)	Value (000s)
Series 2006 A:
0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,440	$ 2,440
0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
		86,545
TOTAL OTHER MUNICIPAL DEBT		1,002,571
Investment Company - 0.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.19% (d)(e)	20,000,000	20,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $3,222,607)	3,222,607
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(104,632)
NET ASSETS - 100%	$ 3,117,975
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,525,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,400,000 or 0.5% of net assets.

Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 3,800
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 3,100
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	5/2/12	$ 7,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 12
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2012, the cost of investment securities for income tax purposes was $3,222,607,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2012

1.803306.108

TRES-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 31.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Notes
7/15/12	0.19%	$ 382,582	$ 382,833
U.S. Treasury Obligations - 28.9%
U.S. Treasury Bills
8/30/12 to 12/27/12	0.14 to 0.15	1,647,440	1,646,630
U.S. Treasury Notes
7/15/12 to 6/15/13	0.13 to 0.24	2,944,600	2,962,899
			4,609,529
TOTAL TREASURY DEBT			4,992,362
Treasury Repurchase Agreement - 67.7%
	Maturity Amount (000s)
In a joint trading account at 0.15% dated 6/29/12 due 7/2/12 (Collateralized by (U.S. Treasury Obligations):
#	$ 10,397,337	10,397,205
#	400,831	400,826
TOTAL TREASURY REPURCHASE AGREEMENT		10,798,031
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $15,790,393)	15,790,393
NET OTHER ASSETS (LIABILITIES) - 1.0%	165,346
NET ASSETS - 100%	$ 15,955,739
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,397,205,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 789,227
Citibank NA	760,727
Citigroup Global Markets, Inc.	760,727
Credit Agricole CIB New York Branch	2,282,180
Credit Suisse Securities (USA) LLC	2,282,180
RBS Securities, Inc.	1,924,638
Societe Generale	760,727
Wells Fargo Securities LLC	836,799
$ 10,397,205
$400,826,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 112,275
Merrill Lynch, Pierce, Fenner & Smith, Inc.	77,475
RBS Securities, Inc.	211,076
$ 400,826
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2012, the cost of investment securities for income tax purposes was $15,790,393,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2012

1.803301.108

DOM-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.7%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 271,000	$ 271,000
State Street Bank & Trust Co., Boston
8/29/12 to 9/14/12	0.28	563,000	563,000
			834,000
London Branch, Eurodollar, Foreign Banks - 6.0%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	216,000	216,007
Commonwealth Bank of Australia
9/18/12	0.30	175,000	175,000
HSBC Bank PLC
12/28/12	0.42	171,000	171,000
National Australia Bank Ltd.
8/13/12 to 12/20/12	0.35 to 0.40 (c)	2,274,000	2,274,000
			2,836,007
New York Branch, Yankee Dollar, Foreign Banks - 32.5%
Bank of Montreal Chicago CD Program
9/26/12 to 7/5/13	0.37 to 0.56 (c)	1,073,000	1,073,008
Bank of Nova Scotia
7/5/12 to 7/11/13	0.31 to 0.62 (c)	1,844,000	1,844,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 1/8/13	0.42 to 0.50 (c)	1,888,000	1,888,000
Canadian Imperial Bank of Commerce
9/24/12 to 7/17/13	0.42 to 0.56 (c)	1,384,000	1,384,000
DnB NOR Bank ASA
9/13/12 to 9/20/12	0.32	306,000	305,999
Mitsubishi UFJ Trust & Banking Corp.
7/18/12 to 8/16/12	0.43	556,000	556,000
Mizuho Corporate Bank Ltd.
7/3/12 to 10/2/12	0.18 to 0.39	1,684,000	1,684,000
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.57 (c)	439,000	439,000
Nordea Bank Finland PLC
8/24/12 to 9/10/12	0.30 to 0.31	859,000	859,000
Royal Bank of Canada
12/7/12 to 7/1/13	0.54 to 0.83 (c)	990,000	990,000
Sumitomo Mitsui Banking Corp.
7/3/12 to 10/9/12	0.38 to 0.41 (c)	2,122,000	2,122,000
Sumitomo Trust & Banking Co. Ltd.
7/9/12 to 8/21/12	0.41 to 0.45	1,163,000	1,163,000
Svenska Handelsbanken, Inc.
7/19/12 to 9/25/12	0.27 to 0.31	826,000	826,002
Toronto-Dominion Bank
10/19/12 to 2/4/13	0.44 to 0.49 (c)	349,000	349,000
			15,483,009
TOTAL CERTIFICATE OF DEPOSIT			19,153,016
Financial Company Commercial Paper - 11.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays Bank PLC
7/20/12 to 8/9/12	0.75 to 1.00% (b)	$ 216,000	$ 216,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	53,000	52,974
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.29 to 0.40 (c)	491,000	490,839
Credit Suisse New York Branch
10/1/12	0.37	422,000	421,601
DNB Bank ASA
9/18/12 to 10/1/12	0.33	519,000	518,604
JPMorgan Chase & Co.
8/1/12 to 11/1/12	0.29 to 0.30 (c)	1,651,000	1,650,845
National Bank Canada
7/10/12	0.47	180,000	179,979
Nordea North America, Inc.
9/5/12	0.30	177,000	176,903
Skandinaviska Enskilda Banken AB
8/9/12 to 8/17/12	0.50	511,000	510,696
Svenska Handelsbanken, Inc.
8/30/12 to 9/12/12	0.30	204,000	203,888
Swedbank AB
8/14/12	0.35	136,000	135,942
UBS Finance, Inc.
10/12/12	0.40	484,000	483,446
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	383,000	382,271
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			5,423,988
Asset Backed Commercial Paper - 0.1%

Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/13/12	0.25	34,317	34,314
Other Commercial Paper - 0.0%

Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	19,000	18,998
Treasury Debt - 12.7%
	Yield (a)	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 12.7%
U.S. Treasury Bills
9/27/12 to 12/27/12	0.15%	$ 3,235,000	$ 3,233,104
U.S. Treasury Notes
8/15/12 to 5/15/13	0.15 to 0.23	2,761,500	2,786,407
TOTAL TREASURY DEBT			6,019,511
Other Note - 2.8%

Medium-Term Notes - 2.8%
Royal Bank of Canada
6/6/13	0.52 (c)	714,000	713,852
7/1/13 to 7/15/13	0.52 to 0.72 (b)(c)	601,000	601,000
TOTAL OTHER NOTE			1,314,852
Variable Rate Demand Note - 0.9%

California - 0.1%
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/6/12	0.17 (c)(d)	26,900	26,900
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, LOC Freddie Mac, VRDN
7/6/12	0.16 (c)(d)	28,700	28,700
			55,600
Indiana - 0.1%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.23 (c)(d)	25,000	25,000
New York - 0.3%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (270 East Burnside Avenue Apts.) Series A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	6,400	6,400
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Louis Nine Boulevard Apts. Proj.) Series A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	7,300	7,300
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	8,400	8,400
New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	8,000	8,000
New York Hsg. Fin. Agcy. Rev. (Chelsea Arms Hsg. Proj.) Series 1998 A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	7,000	7,000

	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
7/6/12	0.17% (c)(d)	$ 16,400	$ 16,400
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
7/6/12	0.17 (c)(d)	13,400	13,400
New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	74,100	74,099
			140,999
Non State Specific - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/6/12	0.21 (c)	25,155	25,155
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/6/12	0.21 (c)	37,000	37,000
			62,155
Texas - 0.1%
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.18 (c)	28,000	28,000
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.23 (c)(d)	20,000	20,000
Wisconsin - 0.2%
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2003 B (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/6/12	0.17 (c)(d)	25,855	25,855
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2008 A (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/6/12	0.17 (c)(d)	83,845	83,845
			109,700
TOTAL VARIABLE RATE DEMAND NOTE			441,454
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
7/20/12	0.80 (c)(e)	30,000	30,000
Government Agency Repurchase Agreement - 29.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.18% dated 6/29/12 due 7/2/12:
(Collateralized by U.S. Government Obligations) #	$ 11,927,867	$ 11,927,689
(Collateralized by U.S. Government Obligations) #	484,051	484,044
With:
Citibank NA at 0.18%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $232,566,978, 2.08% - 6%, 11/1/20 - 9/1/44)	228,008	228,000
Credit Suisse Securities (USA) LLC at:
0.17%, dated 6/28/12 due 7/5/12 (Collateralized by U.S. Government Obligations valued at $594,666,605, 3% - 6.5%, 5/1/13 - 2/1/42)	583,019	583,000
0.18%, dated 6/29/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $383,521,840, 4% - 4.5%, 7/15/40 - 6/20/42)	376,013	376,000
Goldman Sachs & Co. at 0.19%, dated 6/27/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $196,865,195, 3.5% - 4.5%, 2/1/26 - 11/1/41)	193,006	193,000
RBC Capital Markets Corp. at:
0.21%, dated 6/7/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $175,963,612, 0.74% - 6%, 2/1/16 - 5/1/42)	172,060	172,000
0.23%, dated 6/25/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $79,470,740, 4% - 6%, 5/15/36 - 1/25/41)	77,015	77,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		14,040,733
Other Repurchase Agreement - 2.6%

Other Repurchase Agreement - 2.6%
With:
Credit Suisse Securities (USA) LLC at:
0.23%, dated 6/29/12 due 7/2/12 (Collateralized by Equity Securities valued at $73,442,528)	68,001	68,000

	Maturity Amount (000s)	Value (000s)
With:
Credit Suisse Securities (USA) LLC at:
0.26%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $88,586,349, 0.05% - 5.91%, 08/20/12 - 04/20/60)	$ 86,004	$ 86,000
0.3%, dated 6/27/12 due 7/3/12 (Collateralized by Equity Securities valued at $149,047,903)	138,007	138,000
0.4%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $51,842,253, 9.63%, 5/15/15)	48,002	48,000
0.75%, dated 5/25/12 due 7/24/12 (Collateralized by Mortgage Loan Obligations valued at $48,638,901, 0.82% - 5.87%, 7/15/24 - 4/15/49)	45,056	45,000
0.87%, dated:
4/12/12 due 7/11/12 (Collateralized by Corporate Obligations valued at $203,422,743, 0.35% - 7.03%, 7/15/29 - 12/25/46)	188,409	188,000
5/10/12 due 8/8/12 (Collateralized by Corporate obligations valued at $48,659,187, 0.38% - 4.87%, 12/25/32 - 11/25/37)	45,098	45,000
5/22/12 due 8/20/12 (Collateralized by Mortgage Loan Obligations valued at $48,648,695, 0.46% - 5.87%, 3/6/20 - 4/15/49)	45,098	45,000
0.9%, dated:
4/3/12 due 7/3/12 (Collateralized by Mortgage Loan Obligations valued at $50,870,409, 0% - 6%, 4/15/17 - 11/25/45)	47,107	47,000
4/18/12 due 7/18/12 (Collateralized by Mortgage Loan Obligations valued at $147,144,934, 0.41% - 1.16%, 2/25/35 - 6/1/46)	136,309	136,000
4/24/12 due 7/23/12 (Collateralized by Mortgage Loan Obligations valued at $98,442,212, 0% - 6.7%, 11/15/17 - 12/11/49)	91,205	91,000
5/1/12 due 8/1/12 (Collateralized by Corporate Obligations valued at $188,209,287, 1% - 6%, 5/15/13 - 12/31/39)	174,400	174,000
RBC Capital Markets Co. at:
0.3%, dated 6/27/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $29,871,246, 3% - 6.5%, 7/15/25 - 7/25/42)	29,001	29,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.61%, dated 6/12/12 due 7/6/12 (Collateralized by Corporate Obligations valued at:
$20,527,584, 4.51% - 15%, 8/15/12 - 6/15/43)	$ 19,029	$ 19,000
$49,117,565, 0% - 5.19%, 1/15/15 - 7/1/47)	46,070	46,000
0.62%, dated 4/4/12 due 7/5/12 (Collateralized by Mortgage Loan Obligations valued at $51,371,231, 0% - 6.16%, 10/1/16 - 6/25/47)	48,076	48,000
TOTAL OTHER REPURCHASE AGREEMENT		1,253,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $47,729,866)		47,729,866
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(132,569)
NET ASSETS - 100%		$ 47,597,297
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $817,000,000 or 1.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.8%, 7/20/12	3/26/02	$ 30,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,927,689,000 due 7/02/12 at 0.18%
BNP Paribas Securities Corp.	$ 617,231
Bank of America NA	1,668,193
Barclays Capital, Inc.	867,460
Citibank NA	583,867
Credit Agricole CIB New York Branch	233,547
Credit Suisse Securities (USA) LLC	2,335,471
Deutsche Bank Securities, Inc.	166,819
HSBC Securities (USA), Inc.	1,084,325
ING Financial Markets LLC	381,289
J.P. Morgan Securities, Inc.	600,549
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,155,293
Morgan Stanley & Co., Inc.	33,364
RBC Capital Markets Corp.	475,435
RBS Securities, Inc.	523,747
Societe Generale	100,092
UBS Securities LLC	50,046
Wells Fargo Securities LLC	1,050,961
$ 11,927,689
$484,044,000 due 7/02/12 at 0.18%
Barclays Capital, Inc.	$ 103,724
Credit Suisse Securities (USA) LLC	193,618
Merrill Lynch, Pierce, Fenner & Smith, Inc.	48,404
UBS Securities LLC	138,298
$ 484,044
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2012, the cost of investment securities for income tax purposes was $47,729,866,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Government Portfolio

June 30, 2012

1.803298.108

GVP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 10.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 10.0%
U.S. Treasury Bills
10/11/12 to 11/15/12	0.15%	$ 439,000	$ 438,793
U.S. Treasury Notes
8/15/12 to 5/15/13	0.13 to 0.23	2,166,000	2,180,217
TOTAL TREASURY DEBT			2,619,010
Government Agency Debt - 32.5%

Federal Agencies - 32.5%
Fannie Mae
7/26/12 to 2/26/13	0.16 to 0.27 (b)	1,572,844	1,576,529
Federal Farm Credit Bank
11/29/12 to 12/24/12	0.18 to 0.20 (b)	105,000	105,213
Federal Home Loan Bank
7/30/12 to 2/20/13	0.16 to 0.26 (b)	5,146,470	5,145,975
Freddie Mac
8/10/12 to 1/15/13	0.18 to 0.20 (b)	1,711,716	1,721,541
TOTAL GOVERNMENT AGENCY DEBT			8,549,258
Government Agency Repurchase Agreement - 58.4%
	Maturity Amount (000s)
In a joint trading account at:
0.18%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Government Obligations) #	$ 14,212,475	14,212,263
0.18%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Government Obligations) #	51,679	51,678
With:
Citibank NA at 0.18%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $129,543,886, 2.61% - 6.02%, 6/1/23 - 6/1/42)	127,004	127,000
Credit Suisse Securities (USA) LLC at:
0.17%, dated 6/28/12 due 7/5/12 (Collateralized by U.S. Government Obligations valued at $327,426,071, 2.5% - 6%, 11/1/17 - 6/1/42)	321,011	321,000

	Maturity Amount (000s)	Value (000s)
Credit Suisse Securities (USA) LLC at:
0.18%, dated 6/29/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $214,200,245, 3.5% - 4%, 12/20/40 - 6/15/42)	$ 210,007	$ 210,000
Goldman Sachs & Co. at 0.19%, dated 6/27/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $108,122,853, 4% - 5%, 11/1/25 - 3/1/42)	106,003	106,000
RBC Capital Markets Corp. at:
0.21%, dated 6/7/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $94,254,925, 0.65% - 6%, 1/1/17 - 12/25/49)	92,032	92,000
0.23%, dated 6/25/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $43,370,990, 0.65% - 6.5%, 5/25/30 - 4/25/42)	42,008	42,000
UBS Securities LLC at 0.2%, dated 6/22/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $163,209,067, 3.5% - 4.5%, 12/1/40 - 3/1/42)	160,025	160,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		15,321,941
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $26,490,209)		26,490,209
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(243,600)
NET ASSETS - 100%		$ 26,246,609
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,212,263,000 due 7/02/12 at 0.18%
BNP Paribas Securities Corp.	$ 735,453
Bank of America NA	1,987,710
Barclays Capital, Inc.	1,033,609
Citibank NA	695,699
Credit Agricole CIB New York Branch	278,279
Credit Suisse Securities (USA) LLC	2,782,795
Deutsche Bank Securities, Inc.	198,771
HSBC Securities (USA), Inc.	1,292,012
ING Financial Markets LLC	454,320
J.P. Morgan Securities, Inc.	715,576
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,376,573
Morgan Stanley & Co., Inc.	39,754
RBC Capital Markets Corp.	566,497
RBS Securities, Inc.	624,063
Societe Generale	119,263
UBS Securities LLC	59,631
Wells Fargo Securities LLC	1,252,258
$ 14,212,263
$51,678,000 due 7/02/12 at 0.18%
Barclays Capital, Inc.	$ 11,074
Credit Suisse Securities (USA) LLC	20,671
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,168
UBS Securities LLC	14,765
$ 51,678
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2012, the cost of investment securities for income tax purposes was $26,490,209,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2012

1.803305.108

TO-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 93.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Notes
7/15/12	0.17 to 0.18%	$ 381,264	$ 381,555
U.S. Treasury Obligations - 89.5%
U.S. Treasury Bills
7/5/12 to 12/27/12	0.00 to 0.15	6,120,208	6,118,930
U.S. Treasury Notes
7/15/12 to 2/28/13	0.07 to 0.18	1,971,000	1,976,661
			8,095,591
TOTAL INVESTMENT PORTFOLIO - 93.7% (Cost $8,477,146)	8,477,146
NET OTHER ASSETS (LIABILITIES) - 6.3%	567,766
NET ASSETS - 100%	$ 9,044,912
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2012, the cost of investment securities for income tax purposes was $8,477,146,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2012

1.803300.108
MMP-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.9%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 330,000	$ 330,000
Citibank NA
7/9/12 to 7/16/12	0.40	697,000	697,000
State Street Bank & Trust Co., Boston
8/29/12 to 9/14/12	0.28	697,000	697,000
			1,724,000
London Branch, Eurodollar, Foreign Banks - 4.8%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	266,000	266,009
Commonwealth Bank of Australia
8/8/12 to 9/18/12	0.30 to 0.40	475,000	475,000
HSBC Bank PLC
12/28/12	0.42	218,000	218,000
National Australia Bank Ltd.
9/10/12 to 12/20/12	0.35 to 0.40 (c)	1,887,000	1,887,000
			2,846,009
New York Branch, Yankee Dollar, Foreign Banks - 32.4%
Bank of Montreal Chicago CD Program
9/26/12 to 7/5/13	0.40 to 0.56 (c)	1,050,000	1,050,000
Bank of Nova Scotia
7/5/12 to 7/11/13	0.31 to 0.67 (c)	2,212,650	2,212,670
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 1/8/13	0.42 to 0.50 (c)	2,500,000	2,500,000
Canadian Imperial Bank of Commerce
9/24/12 to 7/17/13	0.42 to 0.56 (c)	1,775,000	1,775,000
Credit Suisse New York Branch
10/1/12	0.37	499,000	499,000
DnB NOR Bank ASA
9/13/12 to 9/20/12	0.32	381,000	380,998
Mitsubishi UFJ Trust & Banking Corp.
7/18/12 to 8/17/12	0.41 to 0.43	472,000	472,000
Mizuho Corporate Bank Ltd.
7/3/12 to 10/2/12	0.18 to 0.40	2,717,000	2,717,000
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.57 (c)	618,000	618,000
Nordea Bank Finland PLC
8/24/12 to 9/10/12	0.30 to 0.31	1,047,000	1,047,000
Royal Bank of Canada
12/11/12 to 7/1/13	0.54 to 0.83 (c)	882,000	882,000
Sumitomo Mitsui Banking Corp.
7/3/12 to 10/9/12	0.38 to 0.41 (c)	2,657,000	2,657,000
Sumitomo Trust & Banking Co. Ltd.
7/9/12 to 8/21/12	0.41 to 0.45	1,430,000	1,430,000
Svenska Handelsbanken, Inc.
7/19/12 to 9/25/12	0.27 to 0.31	261,000	261,001

	Yield (a)	Principal Amount (000s)	Value (000s)
Toronto-Dominion Bank
10/19/12 to 2/4/13	0.44 to 0.62% (c)	$ 782,000	$ 782,000
			19,283,669
TOTAL CERTIFICATE OF DEPOSIT			23,853,678
Financial Company Commercial Paper - 9.4%

Barclays Bank PLC
7/20/12 to 8/9/12	0.75 to 1.00 (b)	264,000	264,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	66,000	65,967
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.29 to 0.40 (c)	414,000	413,785
Credit Suisse New York Branch
10/1/12	0.37	34,000	33,968
DNB Bank ASA
9/18/12 to 10/1/12	0.33	649,000	648,505
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30 (c)	1,019,000	1,018,828
Mitsubishi UFJ Trust & Banking Corp.
9/14/12	0.45	68,000	67,936
Nordea North America, Inc.
9/5/12	0.30	217,000	216,881
Skandinaviska Enskilda Banken AB
8/9/12 to 8/17/12	0.50	646,000	645,616
Svenska Handelsbanken, Inc.
7/19/12 to 9/12/12	0.27 to 0.30	934,000	933,705
Swedbank AB
8/14/12 to 8/16/12	0.35	176,000	175,922
UBS Finance, Inc.
10/12/12	0.40	611,000	610,301
Westpac Banking Corp.
12/17/12 to 12/27/12	0.40	476,000	475,078
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			5,570,492
Asset Backed Commercial Paper - 4.5%

Ciesco LP (Citibank NA Guaranteed)
7/5/12 to 7/30/12	0.40 to 0.50	885,000	884,808
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Govco, Inc. (Liquidity Facility Citibank NA)
7/2/12 to 7/10/12	0.39 to 0.55%	$ 1,477,000	$ 1,476,654
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/17/12	0.25	50,000	49,994
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
7/3/12 to 7/5/12	0.38 to 0.40 (b)	258,000	257,991
TOTAL ASSET BACKED COMMERCIAL PAPER			2,669,447
Other Commercial Paper - 0.0%

Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	21,000	20,998
Treasury Debt - 12.6%

U.S. Treasury Obligations - 12.6%
U.S. Treasury Bills
10/11/12 to 12/27/12	0.15	1,653,000	1,652,048
U.S. Treasury Notes
8/15/12 to 6/15/13	0.11 to 0.24	5,795,640	5,830,537
TOTAL TREASURY DEBT			7,482,585
Other Note - 3.0%

Medium-Term Notes - 3.0%
Royal Bank of Canada
6/6/13	0.52 (c)	630,000	629,870
7/1/13 to 7/15/13	0.52 to 0.72 (b)(c)	1,126,000	1,126,000
TOTAL OTHER NOTE			1,755,870
Variable Rate Demand Note - 1.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
California - 0.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, LOC Bank of America NA, VRDN
7/6/12	0.24% (c)	$ 8,500	$ 8,500
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, LOC Freddie Mac, VRDN
7/6/12	0.18 (c)(d)	14,580	14,580
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/6/12	0.17 (c)(d)	21,700	21,700
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, LOC Union Bank of California, VRDN
7/6/12	0.17 (c)	38,200	38,200
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, LOC Freddie Mac, VRDN
7/6/12	0.16 (c)(d)	37,500	37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.18 (c)(d)	14,000	14,000
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
7/6/12	0.16 (c)(d)	17,500	17,500
Univ. of California Revs. Participating VRDN Putters 3668Z, (Liquidity Facility JPMorgan Chase Bank)
7/6/12	0.18 (c)(e)	10,000	10,000
			161,980
Colorado - 0.1%
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
7/6/12	0.30 (c)	11,175	11,175
Univ. of Colorado Hosp. Auth. Rev. Series A, LOC Wells Fargo Bank NA, VRDN
7/6/12	0.17 (c)	23,000	23,000
			34,175
District Of Columbia - 0.1%
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.19 (c)	37,065	37,065
Florida - 0.0%
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Cincinnati, VRDN
7/6/12	0.14 (c)	24,725	24,725
Georgia - 0.0%
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.18 (c)	12,000	12,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. (Children's Memorial Hosp. Proj.) Series 2008 C, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.17 (c)	13,100	13,100
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.17% (c)	$ 44,470	$ 44,470
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.), LOC JPMorgan Chase Bank, VRDN
7/6/12	0.18 (c)	40,600	40,600
			98,170
Indiana - 0.1%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.17 (c)	10,900	10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, (Liquidity Facility U.S. Bank NA, Cincinnati)
7/6/12	0.16 (c)(e)	15,085	15,085
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.18 (c)	19,205	19,205
			45,190
Louisiana - 0.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.17 (c)	25,000	25,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, LOC Bank of America NA, VRDN
7/6/12	0.21 (c)	9,100	9,100
New York - 0.4%
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	58,235	58,235
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	24,200	24,200
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	62,700	62,700
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
7/6/12	0.36 (c)	30,000	30,000
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
7/6/12	0.17 (c)(d)	9,900	9,900
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
7/6/12	0.17 (c)(d)	13,000	13,000

	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
7/6/12	0.17% (c)(d)	$ 33,700	$ 33,700
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac, VRDN
7/6/12	0.17 (c)(d)	29,870	29,870
			261,605
Non State Specific - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/6/12	0.21 (c)	67,000	67,000
Ohio - 0.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.17 (c)	23,000	23,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.18 (c)(d)	20,200	20,200
			43,200
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.15 (c)	18,040	18,040
Texas - 0.1%
Humble Independent School District Participating VRDN Series Solar 06 20 (Liquidity Facility U.S. Bank NA, Cincinnati)
7/6/12	0.17 (c)(e)	14,670	14,670
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA, VRDN
7/6/12	0.26 (c)	17,550	17,550
Texas Gen. Oblig. (Veterans Land Proj.) Series A, VRDN
7/6/12	0.18 (c)(d)	20,945	20,945
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, (Liquidity Facility Branch Banking & Trust Co.)
7/6/12	0.16 (c)(e)	10,060	10,060
			63,225
Virginia - 0.1%
Fredericksburg Econ. Dev. Auth. (Eagle Village I Proj.) Series 2009 A, LOC Bank of America NA, VRDN
7/6/12	0.37 (c)	70,730	70,730
TOTAL VARIABLE RATE DEMAND NOTE			971,205
Government Agency Debt - 1.0%

Federal Agencies - 1.0%
Fannie Mae
2/21/13 to 2/26/13	0.20	59,825	60,592
Federal Home Loan Bank
11/28/12 to 2/28/13	0.20 to 0.25	482,400	482,351
Government Agency Debt - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - continued
Freddie Mac
11/26/12 to 11/30/12	0.20%	$ 80,000	$ 80,068
TOTAL GOVERNMENT AGENCY DEBT			623,011
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
7/20/12	0.80 (c)(f)	65,000	65,000
Other Instrument - 1.2%

Time Deposits - 1.2%
Royal Bank of Scotland PLC Connecticut Branch
7/6/12	0.32	683,000	683,000
Government Agency Repurchase Agreement - 14.4%
	Maturity Amount (000s)
In a joint trading account at 0.18% dated 6/29/12 due 7/2/12:
(Collateralized by U.S. Government Obligations) #	6,617,838	6,617,739
(Collateralized by U.S. Government Obligations) #	6,900	6,900
With:
Citibank NA at 0.18%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $295,808,874, 2.48% - 6%, 12/1/17 - 4/1/42)	290,010	290,000
Credit Suisse Securities (USA) LLC at 0.17%, dated 6/28/12 due 7/5/12 (Collateralized by U.S. Government Obligations valued at $739,504,104, 3% - 7%, 9/1/13 - 5/1/42)	725,024	725,000
Goldman Sachs & Co. at 0.19%, dated 6/27/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $251,946,649, 3.13% - 5.50%, 4/1/26 - 12/1/41)	247,008	247,000
RBC Capital Markets Corp. at:
0.21%, dated 6/7/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $215,363,479, 1.50% - 4%, 10/1/26 - 12/1/41)	209,073	209,000

	Maturity Amount (000s)	Value (000s)
With RBC Capital Markets Corp. at:
0.23%, dated 6/25/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $99,274,588, 0.65% - 6%, 5/15/36 - 3/25/42)	$ 96,018	$ 96,000
UBS Securities LLC at 0.2%, dated 6/22/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $368,240,458, 4% - 4.50%, 9/20/41 - 1/20/42)	361,056	361,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		8,552,639
Other Repurchase Agreement - 12.8%

Other Repurchase Agreement - 12.8%
With:
Barclays Capital, Inc. at:
0.2%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $210,003,500, 0% - 9.60%, 9/1/12 - 9/17/18)	200,003	200,000
0.39%, dated 6/26/12 due 7/3/12 (Collateralized by Equity Securities valued at $46,443,027)	43,003	43,000
0.55%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $213,882,242, 0.63% - 5.50%, 5/1/13 - 10/15/29)	200,009	200,000
BNP Paribas Securities Corp. at 0.32%, dated 6/29/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $59,851,597, 0.67% - 6.25%, 10/1/12 - 1/21/42)	57,004	57,000
Citigroup Global Markets, Inc. at 0.5%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $44,101,838, 0.70% - 5.93%, 2/25/34 - 12/18/49)	42,002	42,000
Credit Suisse Securities (USA) LLC at:
0.23%, dated 6/29/12 due 7/2/12 (Collateralized by Equity Securities valued at $89,643,130)	83,002	83,000
0.26%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $113,302,556, 0% - 6.41%, 4/25/22 - 4/15/42)	110,006	110,000
0.3%, dated 6/27/12 due 7/3/12 (Collateralized by Equity Securities valued at $191,170,191)	177,009	177,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.75%, dated 5/25/12 due 7/24/12 (Collateralized by Corporate Obligations valued at $58,362,705, 0.46% - 0.49%, 6/20/14 - 11/25/36)	$ 54,068	$ 54,000
0.87%, dated:
4/12/12 due 7/11/12 (Collateralized by Corporate Obligations valued at $235,884,892, 0.39% - 5.96%, 10/25/35 - 9/25/47)	218,474	218,000
5/10/12 due 8/8/12 (Collateralized by Corporate Obligations valued at $60,553,307, 0.40% - 0.46%, 1/15/34 - 12/25/46)	56,122	56,000
5/22/12 due 8/20/12 (Collateralized by Mortgage Loan Obligations valued at $59,455,717, 0% - 7%, 11/15/17 - 7/25/46)	55,120	55,000
0.9%, dated:
4/3/12 due 7/3/12 (Collateralized by Mortgage Loan Obligations valued at $59,529,631, 0.44% - 7.27%, 9/1/32 - 12/10/49)	55,125	55,000
4/18/12 due 7/18/12 (Collateralized by Mortgage Loan Obligations valued at $176,357,921, 0% - 7.96%, 4/15/27 - 2/10/51)	163,371	163,000
4/24/12 due 7/23/12 (Collateralized by Mortgage Loan Obligations valued at $117,914,391, 0.41% - 0.47%, 4/25/36 - 9/25/47)	109,245	109,000
5/1/12 due 8/1/12 (Collateralized by Equity Securities valued at $244,452,994)	226,520	226,000
ING Financial Markets LLC at 0.24%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $183,753,675, 1.25% - 8.50%, 12/3/12 - 12/15/49)	175,004	175,000
J.P. Morgan Clearing Corp. at:
0.64%, dated 4/23/12 due 7/20/12 (Collateralized by Equity Securities valued at $78,355,508)	72,113	72,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $156,779,001)	144,623	144,000

	Maturity Amount (000s)	Value (000s)
With J.P. Morgan Clearing Corp. at:
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $301,391,315, 2.13% - 3.38%, 5/1/14 - 12/15/37)	$ 277,465	$ 276,000
J.P. Morgan Securities, Inc. at:
0.26%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Government Obligations valued at $1,331,101,328, 2.50% - 9%, 5/1/13 - 8/1/48)	1,305,028	1,305,000
0.49%, dated 6/18/12 due 7/6/12 (Collateralized by Mortgage Loan Obligations valued at $154,463,760, 0.39% - 6%, 4/25/35 - 7/25/47)	143,058	143,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $107,188,257, 0% - 29.46%, 8/25/12 - 5/25/46)	99,468	99,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.2%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Government Obligations valued at $824,013,734, 0% - 7.50%, 4/16/13 - 11/20/62)	800,013	800,000
0.6%, dated 6/29/12 due 7/2/12 (Collateralized by Mortgage Loan Obligations valued at $1,290,110,779, 0% - 27.42%, 8/1/14 - 8/15/56)	1,200,060	1,200,000
RBC Capital Markets Co. at:
0.3%, dated 6/27/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $50,472,103, 0% - 6.51%, 3/15/26 - 7/25/42)	49,002	49,000
0.61%, dated 6/12/12 due 7/6/12 (Collateralized by Corporate Obligations valued at:
$24,848,418, 0.67% - 15%, 10/7/13 - 11/1/46)	23,035	23,000
$61,144,828, 0% - 4.50%, 01/15/15 - 7/1/47)	57,087	57,000
0.62%, dated 4/4/12 due 7/5/12 (Collateralized by Mortgage Loan Obligations valued at $61,614,158, 0% - 6.17%, 10/1/16 - 6/25/47)	57,090	57,000
RBS Securities, Inc. at:
0.67%, dated:
6/11/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $147,344,607, 0% - 6.46%, 2/15/21 - 4/25/44)	143,080	143,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBS Securities, Inc. at:
0.67%, dated:
6/27/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at: $222,488,353, 4.86% - 7.35%, 4/25/18 - 5/20/42)	$ 216,084	$ 216,000
$222,489,835, 0% - 7.91%, 9/6/27 - 8/16/42)	216,113	216,000
0.9%, dated 6/18/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $296,721,734, 0% - 11.20%, 10/25/13 - 6/16/53)	288,108	288,000
Royal Bank of Scotland PLC at:
0.62%, dated 6/27/12 due 7/3/12 (Collateralized by Corporate Obligations valued at $186,847,835, 0.40% - 7.51%, 5/15/24 - 4/25/47)	173,018	173,000
0.67%, dated 6/11/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $154,493,243, 0.35% - 5.65%, 7/10/15 - 1/25/47)	143,080	143,000
UBS Securities LLC at:
0.36%, dated 6/8/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $77,779,555, 2% - 7%, 11/1/14 - 11/1/37)	72,022	72,000
0.49%, dated 6/22/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $61,568,379, 4.75% - 11.75%, 1/15/13 - 2/15/27)	57,047	57,000
0.51%, dated 5/21/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $62,677,985, 0.25% - 5.5%, 3/1/14 - 11/1/37)	58,049	58,000
TOTAL OTHER REPURCHASE AGREEMENT		7,614,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $59,861,925)	59,861,925
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(416,107)
NET ASSETS - 100%	$ 59,445,818
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,647,991,000 or 2.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.8%, 7/20/12	3/26/02	$ 65,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,617,739,000 due 7/02/12 at 0.18%
BNP Paribas Securities Corp.	$ 342,453
Bank of America NA	925,549
Barclays Capital, Inc.	481,286
Citibank NA	323,942
Credit Agricole CIB New York Branch	129,577
Credit Suisse Securities (USA) LLC	1,295,768
Deutsche Bank Securities, Inc.	92,555
HSBC Securities (USA), Inc.	601,607
ING Financial Markets LLC	211,548
J.P. Morgan Securities, Inc.	333,198
Merrill Lynch, Pierce, Fenner & Smith, Inc.	640,982
Morgan Stanley & Co., Inc.	18,511
RBC Capital Markets Corp.	263,782
RBS Securities, Inc.	290,586
Societe Generale	55,533
UBS Securities LLC	27,766
Wells Fargo Securities LLC	583,096
$ 6,617,739
$6,900,000 due 7/02/12 at 0.18%
Barclays Capital, Inc.	$ 1,479
Credit Suisse Securities (USA) LLC	2,760
Merrill Lynch, Pierce, Fenner & Smith, Inc.	690
UBS Securities LLC	1,971
$ 6,900
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2012, the cost of investment securities for income tax purposes was $59,861,925,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012